Unaudited Condensed Consolidated Income Statements - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Unaudited Condensed Consolidated Income Statements
Gross premiums earned		£ 21,341	£ 22,105
Outward reinsurance premiums	[1]	(12,961)	(947)
Earned premiums, net of reinsurance		8,380	21,158
Investment return		1,434	20,629
Other income	[2]	1,105	1,137
Total revenue, net of reinsurance		10,919	42,924
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(4,507)	(35,442)
Acquisition costs and other expenditure	[2]	(4,535)	(5,245)
Finance costs: interest on core structural borrowings of shareholder-financed operations		(189)	(216)
(Loss) gain on disposal of businesses and corporate transactions		(57)	61
Re-measurement of the sold Korea life business			5
Total charges, net of reinsurance and (loss) gain on disposal of businesses		(9,288)	(40,837)
Share of profits from joint ventures and associates, net of related tax		102	120
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[3],[4]	1,733	2,207
Less tax charge attributable to policyholders' returns		(33)	(393)
Profit before tax attributable to shareholders		1,700	1,814
Total tax charge attributable to policyholders and shareholders		(377)	(702)
Adjustment to remove tax charge attributable to policyholders' returns		33	393
Tax charge attributable to shareholders' returns		(344)	(309)
Profit for the period		1,356	1,505
Attributable to:
Equity holders of the Company		1,355	1,505
Non-controlling interests		1
Profit for the period		£ 1,356	£ 1,505
Based on profit attributable to the equity holders of the Company:
Basic (per share)		£ 0.527	£ 0.587
Diluted (per share)		0.526	0.586
Dividends relating to reporting period:
First interim ordinary dividend (in GBP per share)		0.1567	0.1450
Dividends paid in reporting period:
Second interim ordinary dividend for prior year (in GBP per share)		£ 0.3250	£ 0.3057

[1]	Outward reinsurance premiums of £(12,961) million includes the £(12,130) million paid during the period in respect of the reinsurance of the UK annuity portfolio. See note D1 for further details.
[2]	The half year 2017 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15 (see note A2).
[3]	This measure as explained in the footnote to the income statement is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[4]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of The Prudential Assurance Company Limited (‘PAC’) with-profits fund after adjusting for taxes borne by policyholders.